Convertible Note	12 Months Ended
Dec. 31, 2024
Convertible Note [Abstract]
CONVERTIBLE NOTE

15. CONVERTIBLE NOTE

On December 9, 2022, the Group entered into a securities purchase agreement with Aenco Technologies Limited (“Aenco”). Pursuant to the securities purchase agreement, Aenco is purchasing a convertible note in the original principal amount of $3,000,000 (the “Dec 2022 Note”). The Dec 2022 Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares at Aencco’s option. The Dec 2022 Notes have a maturity date of 12 months subject to the Aenco’s extension, a bullet interest rate of 7% per annum, and a conversion price of $12.00 per Class A Ordinary share. The Company shall have an obligation to repay the principal amount and interest of the Dec 2022 Note on the maturity date in cash or in unregistered Class A Ordinary Shares or a combination of such at the Company’s discretion. In April 2023, Aenco transferred the whole Dec 2022 Note to two external investors, and the two external investors fully converted the Dec 2022 Note into 250,000 Class A Ordinary Shares.

On June 28, 2023, the Group entered into a securities purchase agreement with 4 investors. Pursuant to the securities purchase agreement, the investors are purchasing a convertible note in the original principal amount of $3,000,000 (the “June 2023 Note”). The whole proceeds from the June 2023 Note was used to settle a related party loan. The June 2023 Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares at the Note holders’ option. The June 2023 Notes have a maturity date of 12 months subject to the investors extension, a bullet interest rate of 7% per annum, and a conversion price of $3.00 per Class A Ordinary share. The Company shall have an obligation to repay the principal amount and interest of the June 2023 Note on the maturity date in cash or in unregistered Class A Ordinary Shares or a combination of such at the Company’s discretion. Immediately following the issuance of June 2023 Note, the June 2023 Note was fully converted into 1,000,000 Class A Ordinary Shares.

On September 11, 2023, the Group entered into a securities purchase agreement with Jurchen Investment Corporation, the largest shareholder of the Company, pursuant to which the Group sold a secured convertible note in the aggregate principal amount of $3,000,000 (the “Sep 2023 Notes”). The Sep 2023 Notes are convertible into the Company’s Class A Ordinary Shares and have a maturity date that is 24 months from the issuance date, although upon such date the investor has the right to extend the term of the Sep 2023 Note for twelve (12) months or more or such term subject to mutual consent. The Sep 2023 Notes have an interest rate of 6% per annum and a conversion price of $2.42 per share. The Company has the right to repay the principal amount of the Sep 2023 Notes, but in the case of such prepayment it must be paid in cash, unless otherwise agreed by both parties. The Sep 2023 Note is secured by a first priority lien and security interest on certain preferred shares that the Group owns (“Collateral”) (Note 5). Upon the Group’s disposal of all or a portion of the Collateral, the investor has the right, to request that the Group prepay the then-remaining outstanding balance of the Sep 2023 Note, in part or in full and the Group can make that payment in cash or in shares.